VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—14.3%
U.S. Treasury Bonds
2.375%, 2/15/42	$720	$530
3.875%, 5/15/43	1,440	1,292
3.000%, 8/15/48	3,115	2,306
1.250%, 5/15/50	5,910	2,829
1.375%, 8/15/50	9,840	4,838
1.875%, 2/15/51	1,335	746
1.875%, 11/15/51	940	520
2.250%, 2/15/52	950	576
2.875%, 5/15/52	985	688
4.000%, 11/15/52	2,800	2,428
3.625%, 2/15/53	1,420	1,150
3.625%, 5/15/53	7,550	6,108
4.125%, 8/15/53	6,110	5,409
4.750%, 11/15/53	1,590	1,561
4.250%, 2/15/54	9,175	8,295
4.625%, 5/15/54	5,930	5,711
4.250%, 8/15/54	4,155	3,757
4.500%, 11/15/54	3,155	2,976
4.625%, 2/15/55	7,090	6,829
U.S. Treasury Notes
4.250%, 1/31/30	980	1,002
1.500%, 2/15/30	1,265	1,162
3.375%, 5/15/33	2,435	2,341
4.500%, 11/15/33	870	898
4.375%, 5/15/34	4,705	4,808
3.875%, 8/15/34	4,260	4,194
4.625%, 2/15/35	5,055	5,247
4.250%, 5/15/35	5,230	5,273
Total U.S. Government Securities (Identified Cost $90,616)		83,474

Foreign Government Securities—3.0%
Abu Dhabi Government International Bond 144A 3.125%, 9/30/49(1)	220	157
Costa Rica Government
144A 6.550%, 4/3/34(1)	110	120
144A 7.300%, 11/13/54(1)	65	73
Dominican Republic
144A 5.500%, 2/22/29(1)	355	359
144A 4.875%, 9/23/32(1)	715	688
Federative Republic of Brazil
6.000%, 10/20/33	815	824
6.625%, 3/15/35	294	303
7.250%, 1/12/56	107	106
Hungary Government International Bond
144A 6.250%, 9/22/32(1)	804	856
144A 5.500%, 3/26/36(1)	215	215
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	311	273
Republic of Angola 144A 9.244%, 1/15/31(1)	238	240
Republic of Colombia
7.375%, 4/25/30	155	164
8.000%, 11/14/35	226	241
7.750%, 11/7/36	235	245
	Par Value	Value

Foreign Government Securities—continued
8.750%, 11/14/53	$130	$143
Republic of El Salvador
144A 8.625%, 2/28/29(1)	175	186
RegS 7.650%, 6/15/35(2)	276	286
Republic of Guatemala 144A 6.600%, 6/13/36(1)	225	241
Republic of Indonesia
4.550%, 1/11/28	318	321
5.100%, 2/10/54(3)	513	497
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	472	513
Republic of Kazakhstan 144A 5.500%, 7/1/37(1)	502	516
Republic of Kenya 144A 7.875%, 10/9/33(1)	380	380
Republic of Nigeria
144A 10.375%, 12/9/34(1)	514	609
144A 8.631%, 1/13/36(1)	294	316
Republic of Panama 8.000%, 3/1/38	268	313
Republic of Peru 5.375%, 2/8/35	450	459
Republic of Philippines 4.750%, 3/5/35	755	757
Republic of Poland
4.875%, 10/4/33	470	476
5.125%, 9/18/34	164	168
5.375%, 2/12/35	204	212
Republic of Serbia 144A 6.500%, 9/26/33(1)	284	304
Republic of South Africa
5.875%, 6/22/30	559	579
5.650%, 9/27/47	60	51
144A 6.125%, 12/11/37(1)	178	176
Republic of Turkiye
7.250%, 5/29/32	310	330
7.625%, 5/15/34	558	605
6.625%, 2/17/45	135	126
Republica Orient Uruguay 5.100%, 6/18/50	491	464
Romanian Government International Bond
144A 5.875%, 1/30/29(1)	422	436
144A 7.125%, 1/17/33(1)	211	229
144A 6.625%, 5/16/36(1)	402	419
Saudi International Bond
144A 4.875%, 7/18/33(1)	552	561
144A 5.625%, 1/13/35(1)	200	212
144A 4.500%, 10/26/46(1)	185	158
UAE International Government Bond 144A 4.050%, 7/7/32(1)	303	303
United Mexican States
5.375%, 3/22/33	289	286
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
3.500%, 2/12/34	$187	$162
6.000%, 5/7/36	345	350
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	266	285
Total Foreign Government Securities (Identified Cost $16,681)		17,293

Mortgage-Backed Securities—30.2%
Agency—15.8%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	290	302
Pool #SD2026 5.000%, 11/1/52	1,352	1,354
Pool #SD3238 5.500%, 12/1/52	117	119
Pool #SD5594 5.500%, 7/1/53	2,691	2,737
Pool #SD5856 3.500%, 1/1/54	4,723	4,377
Pool #SD6881 2.500%, 2/1/52	5,232	4,439
Pool #SD8289 5.500%, 1/1/53	2,439	2,483
Pool #SD8309 6.000%, 3/1/53	2,187	2,253
Pool #SD8317 6.000%, 4/1/53	303	312
Pool #SD8343 6.000%, 7/1/53	1,042	1,073
Pool #SD8350 6.000%, 8/1/53	589	606
Pool #SD8418 4.500%, 4/1/54	5,155	5,034
Pool #SD8492 5.000%, 1/1/55	6,693	6,678
Pool #SL0019 5.500%, 1/1/55	1,262	1,280
Pool #SL0298 5.000%, 1/1/55	4,836	4,829
Pool #SL0627 6.000%, 10/1/54	2,387	2,455
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	2	2
Pool #535371 6.500%, 5/1/30	— (4)	— (4)
Pool #590108 7.000%, 7/1/31	1	1
Pool #880117 5.500%, 4/1/36	13	13
Pool #909092 6.000%, 9/1/37	6	6
Pool #909220 6.000%, 8/1/38	49	52
Pool #938574 5.500%, 9/1/36	25	26
Pool #986067 6.000%, 8/1/38	1	1
Pool #CB6857 4.500%, 8/1/53	2,303	2,261
	Par Value	Value

Agency—continued
Pool #FA0685 6.000%, 1/1/55	$5,350	$5,496
Pool #FA1378 4.000%, 3/1/55	5,933	5,648
Pool #FA1728 6.000%, 10/1/53	4,760	4,890
Pool #FA2472 5.000%, 4/1/54	5,114	5,117
Pool #FS4438 5.000%, 11/1/52	120	120
Pool #FS4991 3.000%, 3/1/52	1,346	1,191
Pool #FS6679 6.000%, 12/1/53	1,838	1,891
Pool #FS7751 4.000%, 3/1/53	5,123	4,880
Pool #FS8360 3.500%, 9/1/52	2,248	2,083
Pool #FS8791 6.000%, 8/1/54	3,374	3,473
Pool #MA4785 5.000%, 10/1/52	273	273
Pool #MA4805 4.500%, 11/1/52	662	649
Pool #MA4839 4.000%, 12/1/52	5,179	4,919
Pool #MA4980 6.000%, 4/1/53	1,646	1,698
Pool #MA5072 5.500%, 7/1/53	1,497	1,523
Pool #MA5385 4.000%, 6/1/54	3,142	2,981
Pool #MA5791 5.000%, 8/1/55	2,930	2,923
Government National Mortgage Association Pool #443000 6.500%, 9/15/28	3	3
		92,451

Non-Agency—14.4%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(1)(5)	868	873
2025-NQM2, A1 144A 5.790%, 6/25/70(1)(5)	1,062	1,072
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(5)	611	593
2022-B, A1 144A 3.500%, 3/27/62(1)(5)	626	607
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.494%, 6/15/40(1)(5)	1,345	1,350
AMSR Trust 2021-SFR2, C 144A 1.877%, 8/17/38(1)	460	451
Angel Oak Mortgage Trust
2021-8, A1 144A 1.820%, 11/25/66(1)(5)	748	674
2022-5, A1 144A 4.500%, 5/25/67(1)(5)	1,409	1,402
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2023-1, A1 144A 4.750%, 9/26/67(1)(5)	$1,924	$1,917
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	37	36
2019-2, A1 144A 3.347%, 4/25/49(1)(5)	15	15
2020-1, A3 144A 3.328%, 3/25/55(1)	1,410	1,303
2022-1, A1B 144A 3.269%, 12/25/56(1)(5)	270	259
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 4.670%, 3/15/37(1)(5)	1,045	989
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.048%, 7/15/37(1)(5)	1,324	1,293
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	235	240
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 5.711%, 2/15/39(1)(5)	228	227
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.142%, 3/15/41(1)(5)	969	970
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(1)	875	831
2019-OC11, D 144A 3.944%, 12/9/41(1)(5)	1,135	1,081
2022-CLS, A 144A 5.760%, 10/13/27(1)	1,230	1,234
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.293%, 3/15/30(1)(5)	872	868
CENT 2025-CITY, A 144A 4.920%, 7/10/40(1)(5)	1,315	1,331
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(5)	463	443
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(5)	185	182
COLT Mortgage Loan Trust
2023-4, A1 144A 7.163%, 10/25/68(1)(5)	934	946
2024-5, A1 144A 5.123%, 8/25/69(1)(5)	687	689
COOPR Residential Mortgage Trust 2025-CES2, A1A 144A 5.502%, 6/25/60(1)(5)	675	680
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	220	208
2020-3, A 144A 1.358%, 8/15/53(1)	13	13
2022-1, A 144A 4.744%, 6/17/55(1)(5)	392	393
Credit Suisse Mortgage Capital Trust
2020-NQM1, A1 144A 2.208%, 5/25/65(1)(5)	156	150
	Par Value	Value

Non-Agency—continued
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(5)	$818	$744
Deephaven Residential Mortgage Trust
2022-1, A1 144A 2.205%, 1/25/67(1)(5)	306	288
2025-INV1, A1 144A 5.087%, 11/25/60(1)(5)	788	790
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(1)(5)	881	889
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(1)(5)	17	17
ELM Trust 2024-ELM, A10 144A 5.801%, 6/10/39(1)(5)	897	902
Fashion Show Mall LLC 2024-SHOW, A 144A 5.104%, 10/10/41(1)(5)	2,010	2,040
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	225	221
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(5)	31	28
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.200%, 12/15/39(1)(5)	660	661
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(5)	275	251
GCAT Trust 2020-NQM1, A1 144A 3.247%, 1/25/60(1)(5)	394	389
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(5)	1,101	1,103
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.462%, 2/5/45(1)(5)	1,030	1,067
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(5)	1,353	1,349
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.377%, 1/25/63(1)(5)	673	660
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(1)(5)	1,115	1,137
JPMorgan Chase Mortgage Trust
2017-3, 2A2 144A 2.500%, 8/25/47(1)(5)	345	302
2017-5, A1 144A 4.746%, 10/26/48(1)(5)	5	5
2021-INV2, A4 144A 2.500%, 12/25/51(1)(5)	2,500	2,251
2024-NQM1, A3 144A 5.947%, 2/25/64(1)(5)	433	437
2025-CES1, A1 144A 5.666%, 5/25/55(1)(5)	628	633
2025-NQM2, A1 144A 5.567%, 9/25/65(1)(5)	914	923
LHOME Mortgage Trust
2024-RTL1, A1 144A 7.017%, 1/25/29(1)(5)	535	537
2024-RTL4, A1 144A 5.921%, 7/25/39(1)(5)	450	452
MetLife Securitization Trust 2017-1A, M1 144A 3.389%, 4/25/55(1)(5)	305	280
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(5)	1,271	1,269
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(5)	$1,445	$1,432
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(5)	1,620	1,623
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(5)	100	96
Mill City Mortgage Loan Trust
2019-1, M2 144A 3.500%, 10/25/69(1)(5)	155	144
2019-GS2, A1 144A 2.750%, 8/25/59(1)(5)	1,081	1,055
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(5)	48	46
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	800	831
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	1,427	1,362
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(5)	35	34
2015-2A, A1 144A 3.750%, 8/25/55(1)(5)	654	638
2017-2A, A3 144A 4.000%, 3/25/57(1)(5)	578	563
2018-2A, A1 144A 4.500%, 2/25/58(1)(5)	66	66
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(5)	499	479
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(5)	1,366	1,298
2024-NQM3, A1 144A 5.466%, 11/25/64(1)(5)	335	340
2018-1A, A1A 144A 4.000%, 12/25/57(1)(5)	303	296
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(5)	116	102
NY Commercial Mortgage Trust 2025-299P, A 144A 5.664%, 2/10/47(1)(5)	800	841
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(5)	1,045	975
OBX Trust
2022-NQM1, A1 144A 2.305%, 11/25/61(1)(5)	1,749	1,584
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(5)	375	379
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(5)	635	638
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(5)	549	556
2024-HYB1, A1 144A 3.637%, 3/25/53(1)(5)	535	534
2024-HYB2, A1 144A 3.695%, 4/25/53(1)(5)	636	631
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(5)	875	883
2025-NQM6, A1 144A 5.603%, 3/25/65(1)(5)	829	837
PMT Loan Trust
2024-INV1, A2 144A 6.000%, 10/25/59(1)(5)	697	711
2024-INV2, A1 144A 6.000%, 12/25/59(1)(5)	388	395
	Par Value	Value

Non-Agency—continued
2025-INV7, A7 144A 6.000%, 6/25/56(1)(5)	$1,165	$1,183
PRET Trust
2024-RPL1, A1 144A 3.900%, 10/25/63(1)(5)	389	377
2025-NPL1, A1 144A 6.063%, 2/25/55(1)(5)	841	843
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(5)	91	80
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(5)	323	324
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(5)	541	546
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(5)	571	578
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(5)	312	315
2025-CES5, A1A 144A 5.687%, 5/25/55(1)(5)	964	976
RFR Trust 2025-SGRM, A 144A 5.379%, 3/11/41(1)(5)	1,140	1,167
RIDE 2025-SHRE, B 144A 5.826%, 2/14/47(1)(5)	900	923
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	830	853
2024-CNTR, C 144A 6.471%, 11/13/41(1)	900	936
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(5)	15	15
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(1)(5)	1,279	1,126
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(1)(5)	486	492
Towd Point Mortgage Trust
2015-6, B2 144A 3.754%, 4/25/55(1)(5)	635	601
2016-4, B1 144A 3.961%, 7/25/56(1)(5)	310	303
2017-1, M1 144A 3.750%, 10/25/56(1)(5)	340	336
2017-4, A2 144A 3.000%, 6/25/57(1)(5)	1,570	1,501
2018-2, A2 144A 3.500%, 3/25/58(1)(5)	670	656
2018-6, A2 144A 3.750%, 3/25/58(1)(5)	600	557
2019-1, A1 144A 3.750%, 3/25/58(1)(5)	80	78
2019-2, A2 144A 3.750%, 12/25/58(1)(5)	990	909
2019-4, A2 144A 3.250%, 10/25/59(1)(5)	770	705
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.446%, 5/25/58(1)(5)	100	100
2020-MH1, A2 144A 2.500%, 2/25/60(1)(5)	405	392
2021-1, A2 144A 2.750%, 11/25/61(1)(5)	355	306
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2023-1, A1 144A 3.750%, 1/25/63(1)	$1,171	$1,138
2024-1, A1 144A 4.859%, 3/25/64(1)(5)	680	691
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	295
Verus Securitization Trust 2023-8, A1 144A 6.259%, 12/25/68(1)(5)	935	944
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	24	23
2021-1R, A1 144A 1.280%, 5/25/56(1)	156	146
2022-1, A2 144A 5.850%, 8/25/57(1)(5)	328	327
WSTN Trust 2023-MAUI, C 144A 7.690%, 7/5/37(1)(5)	1,350	1,370
		84,426

Total Mortgage-Backed Securities (Identified Cost $175,842)		176,877

Asset-Backed Securities—9.1%
Automobiles—2.8%
American Credit Acceptance Receivables Trust
2024-1, C 144A 5.630%, 1/14/30(1)	379	381
2024-4, C 144A 4.910%, 8/12/31(1)	1,050	1,056
2025-1, C 144A 5.090%, 8/12/31(1)	1,320	1,331
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(1)	704	719
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	127	127
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	402	407
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	935	945
Carvana Auto Receivables Trust 2021-N3, D 1.580%, 6/12/28	28	27
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	1,220	1,233
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	429	433
2024-A, C 144A 5.740%, 4/15/30(1)	540	544
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	488	492
DT Auto Owner Trust 2023-3A, C 144A 6.400%, 5/15/29(1)	200	202
Exeter Automobile Receivables Trust
2023-5A, B 6.580%, 4/17/28	92	92
	Par Value	Value

Automobiles—continued
2024-5A, B 4.480%, 4/16/29	$1,015	$1,016
2025-4A, B 4.400%, 5/15/30	1,340	1,347
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	39	40
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(1)	108	108
Foursight Capital Automobile Receivables Trust 2023-2, A2 144A 5.990%, 5/15/28(1)	40	40
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	385	393
2023-2A, A3 144A 6.380%, 2/15/29(1)	353	359
LAD Auto Receivables Trust
2023-2A, D 144A 6.300%, 2/15/31(1)	265	270
2023-4A, C 144A 6.760%, 3/15/29(1)	466	479
Lendbuzz Securitization Trust 2024-2A, A2 144A 5.990%, 5/15/29(1)	303	305
Prestige Auto Receivables Trust 2025-1A, C 144A 5.520%, 2/15/30(1)	1,179	1,172
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	437	438
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	452	460
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	315	318
Westlake Automobile Receivables Trust
2024-1A, B 144A 5.550%, 11/15/27(1)	700	703
2024-2A, B 144A 5.620%, 3/15/30(1)	870	878
		16,315

Consumer Loans—0.1%
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	92	90
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(1)	607	612
		702

Credit Card—0.1%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(1)	720	724
Equipment—0.0%
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	208	209
Other—6.1%
Affirm Asset Securitization Trust 2024-X2, A 144A 5.220%, 12/17/29(1)	35	35
ALLO Issuer LLC 2025-1A, A2 144A 5.528%, 4/20/55(1)	1,200	1,214
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Other—continued
Amur Equipment Finance Receivables XV LLC 2025-1A, D 144A 5.680%, 8/20/32(1)	$1,340	$1,364
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	1,044	1,059
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(1)	891	907
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	25	25
2019-A, C 144A 4.010%, 7/16/40(1)	108	106
2020-AA, B 144A 2.790%, 7/17/46(1)	185	178
2024-A, B 144A 5.060%, 4/18/50(1)	1,025	1,033
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	485	499
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	1,047	1,059
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(1)	148	151
CCG Receivables Trust
2024-1, B 144A 5.080%, 3/15/32(1)	860	877
2025-1, C 144A 4.890%, 10/14/32(1)	1,195	1,207
Commercial Equipment Finance LLC
2024-1A, A 144A 5.970%, 7/16/29(1)	310	313
2025-1A, A 144A 4.830%, 5/15/31(1)	1,200	1,205
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	35	35
2023-2, B 144A 6.410%, 5/15/34(1)	465	473
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	55	52
2023-2A, A 144A 6.530%, 6/15/49(1)	207	216
2024-2A, A 144A 4.600%, 3/15/50(1)	587	587
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	1,562	1,615
HINNT LLC 2025-A, B 144A 5.450%, 3/15/44(1)	809	824
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(1)	314	314
2024-1A, A2 144A 5.636%, 2/15/55(1)	1,092	1,114
Lendmark Funding Trust 2025-3A, A 144A 4.510%, 5/21/35(1)	1,175	1,175
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	965	965
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(1)	1,065	1,080
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	57	57
	Par Value	Value

Other—continued
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	$79	$78
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	122	110
NMEF Funding LLC
2023-A, B 144A 6.830%, 6/17/30(1)	1,000	1,019
2024-A, A2 144A 5.150%, 12/15/31(1)	480	482
Octane Receivables Trust 2023-3A, B 144A 6.480%, 7/20/29(1)	532	539
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	901	914
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	740	760
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	304	314
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	205	202
Reach ABS Trust
2024-2A, B 144A 5.840%, 7/15/31(1)	1,000	1,015
2025-2A, B 144A 5.120%, 8/18/32(1)	1,315	1,328
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(1)	1,350	1,354
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(1)	98	101
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	1,260	1,264
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(1)	1,435	1,427
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	1,205	1,220
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	866	880
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(1)	469	472
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	942	942
VFI ABS LLC
2023-1A, A 144A 7.270%, 3/26/29(1)	12	12
2025-1A, C 144A 5.600%, 4/24/31(1)	1,075	1,084
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	378	357
		35,613

Total Asset-Backed Securities (Identified Cost $53,068)		53,563

Corporate Bonds and Notes—33.7%
Communication Services—1.4%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	23	23
144A 4.750%, 3/1/30(1)	670	640
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Charter Communications Operating LLC 4.800%, 3/1/50	$1,790	$1,345
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	305	227
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	296	298
Gray Media, Inc. 144A 7.250%, 8/15/33(1)	465	475
Meta Platforms, Inc. 5.750%, 11/15/65	1,780	1,697
Omnicom Group, Inc. 144A 5.375%, 6/15/33(1)	790	801
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	605	632
Sprint Capital Corp. 8.750%, 3/15/32	635	768
Univision Communications, Inc. 144A 8.000%, 8/15/28(1)	1,025	1,061
		7,967

Consumer Discretionary—1.6%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	815	850
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(1)	305	315
144A 5.950%, 10/15/33(1)	475	503
144A 5.800%, 4/15/34(1)	530	556
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	560	535
Clarios Global LP 144A 6.750%, 2/15/30(1)	30	31
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	1,550	1,133
DR Horton, Inc. 5.500%, 10/15/35	1,260	1,312
Ford Motor Co. 4.750%, 1/15/43	110	87
Ford Motor Credit Co. LLC
6.800%, 5/12/28	200	209
6.054%, 11/5/31	255	261
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	893	877
Newell Brands, Inc. 6.375%, 9/15/27	800	804
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	250	237
Sodexo, Inc. 144A 5.800%, 8/15/35(1)	1,290	1,350
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(1)	40	41
		9,101

Consumer Staples—1.6%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(1)	965	957
144A 5.750%, 3/31/34(1)	90	90
Alimentation Couche-Tard, Inc. 144A 5.077%, 9/29/35(1)	1,495	1,504
BAT Capital Corp.
7.750%, 10/19/32	398	465
	Par Value	Value

Consumer Staples—continued
4.390%, 8/15/37	$245	$226
4.758%, 9/6/49	245	207
Coty, Inc. 144A 6.625%, 7/15/30(1)	490	502
Mars, Inc. 144A 5.200%, 3/1/35(1)	1,190	1,223
Philip Morris International, Inc. 4.900%, 11/1/34	1,040	1,048
Pilgrim’s Pride Corp. 6.250%, 7/1/33	1,122	1,199
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	855	879
144A 6.375%, 3/1/33(1)	375	379
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	530	533
		9,212

Energy—3.5%
BP Capital Markets plc 4.875% (6)	1,290	1,283
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	285	299
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	345	369
144A 5.439%, 2/15/35(1)	675	689
Diamondback Energy, Inc. 5.900%, 4/18/64	955	902
DT Midstream, Inc. 144A 4.375%, 6/15/31(1)	1,420	1,390
Enbridge, Inc. 8.500%, 1/15/84	759	870
Energy Transfer LP
Series G 7.125%(6)	215	220
Series H 6.500%(6)	230	231
EOG Resources, Inc.
5.350%, 1/15/36	190	195
5.650%, 12/1/54	995	973
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	1,240	1,141
Genesis Energy LP 8.875%, 4/15/30	515	542
Harbour Energy plc 144A 6.327%, 4/1/35(1)	970	982
HF Sinclair Corp. 6.250%, 1/15/35	1,070	1,116
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	162	153
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	400	449
7.500%, 11/15/40	215	251
Kinder Morgan, Inc. 5.850%, 6/1/35	490	518
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(1)	355	365
Occidental Petroleum Corp.
5.550%, 10/1/34(3)	635	648
6.200%, 3/15/40	610	620
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	630	672
Petroleos Mexicanos
6.840%, 1/23/30	84	85
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
5.950%, 1/28/31	$580	$562
7.690%, 1/23/50	93	83
6.950%, 1/28/60	25	20
Petronas Capital Ltd. 144A 5.848%, 4/3/55(1)	346	362
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	530	484
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	850	873
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	339	300
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	610	652
Western Midstream Operating LP 5.250%, 2/1/50	1,585	1,357
Williams Cos., Inc. (The) 5.150%, 3/15/34	1,010	1,027
		20,683

Financials—14.7%
AerCap Ireland Capital DAC
3.300%, 1/30/32	470	434
6.950%, 3/10/55	322	337
6.500%, 1/31/56	485	500
Allianz SE
144A 6.350%, 9/6/53(1)	600	644
144A 5.600%, 9/3/54(1)	380	389
Ally Financial, Inc.
5.737%, 5/15/29	105	108
5.543%, 1/17/31	1,045	1,069
American Express Co. 5.625%, 7/28/34	1,785	1,864
American National Group, Inc. 7.000%, 12/1/55	202	202
Apollo Debt Solutions BDC 6.900%, 4/13/29	810	849
Apollo Global Management, Inc. 6.000%, 12/15/54	970	958
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(1)	545	564
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	650	604
Australia & New Zealand Banking Group Ltd. 144A 5.816%, 6/18/36(1)	1,410	1,458
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(1)	1,060	1,098
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(1)	148	154
Banco de Credito e Inversiones S.A. 144A 7.500% (1)(3)(6)	244	259
Banco Mercantil del Norte S.A. 144A 8.375% (1)(6)	211	221
Bank of America Corp.
2.687%, 4/22/32	455	418
2.972%, 2/4/33	1,270	1,161
5.518%, 10/25/35	1,345	1,378
Bank of New York Mellon Corp. (The) 5.834%, 10/25/33	200	216
Barclays plc
7.437%, 11/2/33	945	1,081
5.335%, 9/10/35	260	264
	Par Value	Value

Financials—continued
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 8.125%, 1/8/39(1)	$263	$284
BlackRock Funding, Inc. 5.250%, 3/14/54	1,005	963
Blackstone Private Credit Fund
5.950%, 7/16/29	455	464
6.000%, 1/29/32	510	518
Block, Inc.
6.500%, 5/15/32	280	291
144A 6.000%, 8/15/33(1)	170	174
Blue Owl Finance LLC 3.125%, 6/10/31	1,575	1,427
BNSF Funding Trust I 6.613%, 12/15/55	525	525
BPCE S.A.
144A 7.003%, 10/19/34(1)	820	913
144A 6.915%, 1/14/46(1)	565	603
Brookfield Asset Management Ltd. 5.795%, 4/24/35	1,060	1,109
Capital One Financial Corp.
2.359%, 7/29/32	752	658
6.377%, 6/8/34	810	876
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(1)	1,110	1,159
Charles Schwab Corp. (The)
6.136%, 8/24/34	740	807
Series H 4.000%(6)	559	522
Citigroup, Inc.
3.980%, 3/20/30	465	461
6.270%, 11/17/33	705	768
6.174%, 5/25/34	503	534
5.174%, 9/11/36	840	848
Series X 3.875%(6)	515	513
Corebridge Financial, Inc.
6.875%, 12/15/52	455	466
6.375%, 9/15/54	1,035	1,043
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	340	348
Deutsche Bank AG 5.403%, 9/11/35(3)	1,300	1,326
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(1)	1,125	1,073
EMD Finance LLC 144A 5.000%, 10/15/35(1)	1,485	1,493
F&G Annuities & Life, Inc. 6.500%, 6/4/29	935	974
Fifth Third Bancorp 4.337%, 4/25/33	910	890
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	1,360	1,379
Ford Motor Credit Co. LLC 6.500%, 2/7/35	495	513
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(1)	995	1,022
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	606	692
144A 7.950%, 10/15/54(1)	170	175
Global Payments, Inc. 5.550%, 11/15/35	1,175	1,168
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	1,215	1,248
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
6.450%, 5/1/36	$145	$159
4.939%, 10/21/36	575	571
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34	491	500
6.750%, 7/15/35	820	857
Huntington Bancshares, Inc.
5.709%, 2/2/35	485	507
6.141%, 11/18/39	615	641
Icon Investments Six DAC 6.000%, 5/8/34	1,290	1,364
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	870	910
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	1,275	1,309
JPMorgan Chase & Co.
2.956%, 5/13/31	545	514
5.717%, 9/14/33	435	460
5.350%, 6/1/34	455	473
6.254%, 10/23/34	1,145	1,257
5.576%, 7/23/36	525	543
1.953%, 2/4/32	685	611
KeyCorp
4.789%, 6/1/33	515	515
6.401%, 3/6/35	245	266
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	455	449
Lloyds Banking Group plc 6.625% (6)	55	55
M&T Bank Corp. 5.400%, 7/30/35	1,110	1,121
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	170	151
Mizuho Financial Group, Inc. 2.564%, 9/13/31	1,320	1,182
Morgan Stanley
5.250%, 4/21/34	375	386
5.424%, 7/21/34	1,760	1,831
5.948%, 1/19/38	378	398
MSCI, Inc. 144A 3.625%, 9/1/30(1)	816	779
NatWest Group plc 6.475%, 6/1/34	1,005	1,055
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	835	880
Nippon Life Insurance Co.
144A 6.250%, 9/13/53(1)	815	863
144A 6.500%, 4/30/55(1)	380	409
Northern Trust Corp.
3.375%, 5/8/32	1,145	1,129
5.117%, 11/19/40	650	649
OneMain Finance Corp. 6.750%, 3/15/32	590	606
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	1,115	1,162
Prudential Financial, Inc.
5.125%, 3/1/52	247	245
6.750%, 3/1/53	185	198
6.500%, 3/15/54	470	497
Reinsurance Group of America, Inc. 6.650%, 9/15/55	775	801
Rivers Enterprise Lender LLC 144A 6.250%, 10/15/30(1)	140	143
	Par Value	Value

Financials—continued
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	$515	$537
Societe Generale S.A. 144A 6.066%, 1/19/35(1)(3)	995	1,050
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	610	616
6.176%, 10/1/54	435	418
State Street Corp.
6.123%, 11/21/34	1,045	1,129
Series I 6.700%(6)	400	417
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(1)	680	707
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(1)	1,140	1,151
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	326
Toll Brothers Finance Corp. 5.600%, 6/15/35(3)	475	491
Toronto-Dominion Bank (The) 8.125%, 10/31/82	845	891
Transurban Finance Co. Pty Ltd. 144A 4.924%, 3/24/36(1)	1,445	1,432
Truist Financial Corp.
5.122%, 1/26/34	654	666
5.867%, 6/8/34	580	617
U.S. Bancorp
4.967%, 7/22/33	510	514
5.424%, 2/12/36	1,135	1,180
UBS Group AG 144A 4.988%, 8/5/33(1)	820	832
Wells Fargo & Co.
5.389%, 4/24/34	480	499
6.491%, 10/23/34	1,670	1,849
		86,225

Health Care—2.8%
180 Medical, Inc. 144A 5.300%, 10/8/35(1)	1,450	1,445
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	30	30
Amgen, Inc. 5.650%, 3/2/53	1,478	1,447
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	35	37
Baxter International, Inc. 5.650%, 12/15/35	1,160	1,174
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	930	873
CVS Health Corp.
5.050%, 3/25/48	355	313
5.625%, 2/21/53	835	784
6.750%, 12/10/54	682	712
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,535	1,418
Genmab A/S 144A 6.250%, 12/15/32(1)	55	56
HCA, Inc.
5.500%, 6/1/33	250	260
5.600%, 4/1/34	205	214
5.450%, 9/15/34	345	355
5.250%, 6/15/49	170	154
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Health Care—continued
6.000%, 4/1/54	$268	$266
IQVIA, Inc.
5.700%, 5/15/28	479	494
6.250%, 2/1/29	730	770
144A 6.250%, 6/1/32(1)	545	569
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	235	240
Royalty Pharma plc
5.400%, 9/2/34	1,450	1,485
3.350%, 9/2/51	350	232
Smith & Nephew plc 5.400%, 3/20/34	1,275	1,317
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	40	40
Tenet Healthcare Corp. 144A 5.500%, 11/15/32(1)	360	365
Universal Health Services, Inc.
2.650%, 1/15/32	945	834
5.050%, 10/15/34	560	550
Viatris, Inc. 144A 2.300%, 6/22/27(1)	2	2
		16,436

Industrials—2.8%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	623	627
Aviation Capital Group LLC
144A 3.500%, 11/1/27(1)	490	483
144A 6.750%, 10/25/28(1)	70	74
144A 5.125%, 4/10/30(1)	485	492
144A 6.375%, 7/15/30(1)	325	347
Boeing Co. (The) 5.930%, 5/1/60	1,439	1,411
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	767	701
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	475	491
Carpenter Technology Corp. 144A 5.625%, 3/1/34(1)	30	30
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	935	857
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	347	343
DP World Ltd. 144A 6.850%, 7/2/37(1)	175	198
Flowserve Corp. 3.500%, 10/1/30	1,215	1,158
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	215	229
Herc Holdings, Inc.
144A 7.250%, 6/15/33(1)	225	239
144A 6.000%, 3/15/34(1)	55	56
Hilton Domestic Operating Co., Inc. 144A 5.750%, 9/15/33(1)	560	573
Icahn Enterprises LP 5.250%, 5/15/27	200	197
Ingersoll Rand, Inc. 5.700%, 8/14/33	1,220	1,293
L3Harris Technologies, Inc. 5.400%, 7/31/33	1,030	1,073
	Par Value	Value

Industrials—continued
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	$970	$972
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	540	573
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	120	125
Regal Rexnord Corp. 6.400%, 4/15/33	1,035	1,113
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	285	284
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	275	288
144A 6.625%, 3/1/32(1)	160	166
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	357	373
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	579	596
Veralto Corp. 5.450%, 9/18/33	1,110	1,159
		16,521

Information Technology—1.6%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	555	578
144A 3.875%, 9/1/28(1)	465	456
144A 4.000%, 7/1/29(1)(3)	275	269
Broadcom, Inc.
5.150%, 11/15/31	535	555
144A 3.137%, 11/15/35(1)	720	620
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	1,010	1,052
Flex Ltd. 5.375%, 11/13/35	1,480	1,478
Gartner, Inc. 144A 3.750%, 10/1/30(1)	1,590	1,508
Marvell Technology, Inc. 5.450%, 7/15/35	1,035	1,066
Oracle Corp.
6.900%, 11/9/52	335	331
5.550%, 2/6/53	380	315
3.850%, 4/1/60	60	37
Roper Technologies, Inc. 5.100%, 9/15/35	1,075	1,083
		9,348

Materials—1.4%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	855	847
Berry Global, Inc. 5.650%, 1/15/34	1,350	1,406
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	776	810
Eagle Materials, Inc. 5.000%, 3/15/36	1,110	1,087
Glencore Funding LLC
144A 2.850%, 4/27/31(1)	225	208
144A 5.634%, 4/4/34(1)	1,085	1,134
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	565	391
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Materials—continued
Smurfit Kappa Treasury ULC 5.777%, 4/3/54	$1,270	$1,276
Sonoco Products Co. 5.000%, 9/1/34	995	986
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	180	190
		8,335

Real Estate—0.2%
Iron Mountain, Inc. 144A 6.250%, 1/15/33(1)	590	595
Millrose Properties, Inc. 144A 6.250%, 9/15/32(1)	490	494
		1,089

Utilities—2.1%
AES Corp. (The) 7.600%, 1/15/55	335	341
Black Hills Corp. 6.150%, 5/15/34	925	992
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	355	351
CMS Energy Corp. 4.750%, 6/1/50	1,190	1,171
Dominion Energy, Inc.
6.200%, 2/15/56	560	560
Series B 7.000%, 6/1/54	380	411
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	200	217
144A 6.900%, 5/23/53(1)	755	832
Enel Finance International N.V.
144A 7.500%, 10/14/32(1)	400	461
144A 5.500%, 6/26/34(1)	535	555
Entergy Corp. 7.125%, 12/1/54	715	751
Entergy Texas, Inc. 5.800%, 9/1/53	455	454
Ferrellgas LP 144A 5.875%, 4/1/29(1)	815	783
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	695	733
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	80	83
144A 8.375%, 2/15/32(1)	125	129
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	645	713
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 5.450%, 5/21/28(1)	146	150
Puget Energy, Inc.
2.379%, 6/15/28	204	195
4.224%, 3/15/32	973	933
Southern California Edison Co. 6.000%, 1/15/34	640	672
Vistra Corp. 144A 8.000% (1)(6)	163	167
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 5.700%, 12/30/34(1)	$880	$908
		12,562

Total Corporate Bonds and Notes (Identified Cost $193,244)		197,479

Leveraged Loans—4.1%
Aerospace—0.2%
American Airlines, Inc. (3 month Term SOFR + 2.250%) 6.134%, 4/20/28(5)	333	334
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 5.716%, 10/31/31(5)	286	287
Tranche B-2 (1 month Term SOFR + 2.000%) 5.716%, 10/31/31(5)	109	109
TransDigm, Inc.
Tranche J (1 month Term SOFR + 2.500%) 6.216%, 2/28/31(5)	313	314
Tranche K (1 month Term SOFR + 2.250%) 5.966%, 3/22/30(5)	160	160
		1,204

Chemicals—0.0%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.966%, 2/18/30(5)	193	156
Consumer Durables—0.1%
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 5.723%, 8/13/32(5)	329	330
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.922%, 9/13/32(5)	140	141
		471

Consumer Non-Durables—0.0%
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 5.734%, 3/13/32(5)	178	178
Energy—0.4%
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.750%, 9/30/30(5)	525	526
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.120%, 12/21/28(5)	292	293
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 5.935%, 10/4/30(5)	495	495
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 5.736%, 2/11/30(5)	154	154
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 5.977%, 10/5/28(5)	455	457
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 5.938%, 3/3/31(5)	$124	$124
		2,049

Financials—0.3%
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 5.672%, 10/31/31(5)	487	490
Finco I LLC 2025 (1 month Term SOFR + 1.750%) 5.466%, 6/27/29(5)	564	564
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 6.422%, 5/6/31(5)	535	535
		1,589

Food / Tobacco—0.2%
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 9.600%) 13.350%, 4/2/26(5)	33	31
Del Monte Foods, Inc.
(1 month Term SOFR + 9.600%) 13.336%, 4/2/26(5)	49	40
(3 month Term SOFR + 4.900%) 8.605%, 8/2/28(7)	145	1
(3 month Term SOFR + 8.150%) 11.923%, 8/2/28(7)	28	13
(3-6 month Term SOFR + 4.400%) 8.105% - 8.173%, 8/2/28(7)(8)	63	2
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.250%) 6.447%, 9/30/31(5)	551	550
Red SPV LLC (1 month Term SOFR + 2.250%) 5.984%, 3/15/32(5)	463	462
Sazerac Co., Inc. Tranche B-1 (1 month Term SOFR + 2.500%) 6.280%, 7/9/32(5)	254	255
		1,354

Gaming / Leisure—0.3%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.966%, 2/6/30(5)	41	40
Flutter Entertainment plc
2024, Tranche B (3 month Term SOFR + 1.750%) 5.422%, 11/30/30(5)	269	269
Tranche B (3 month Term SOFR + 2.000%) 5.672%, 6/4/32(5)	233	233
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 5.784%, 11/5/31(5)	352	353
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.734%, 10/21/32(5)	430	430
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.581%, 3/13/28(5)	567	547
		1,872

	Par Value	Value

Health Care—0.3%
Genmab A/S Tranche B (3 month Term SOFR + 3.000%) 6.733%, 12/12/32(5)	$100	$100
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 5.972%, 11/15/27(5)	580	580
Medline Borrower LP 2030 (1 month Term SOFR + 1.750%) 5.466%, 10/23/30(5)	464	466
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.216%, 2/21/31(5)	334	335
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 5.716%, 12/3/31(5)	376	375
		1,856

Housing—0.1%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 5.966%, 12/17/31(5)	243	244
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.250%) 5.966%, 4/14/31(5)	339	340
		584

Information Technology—0.3%
Boost Newco Borrower LLC Tranche B-2 (3 month Term SOFR + 2.000%) 5.672%, 1/31/31(5)	486	487
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 5.716%, 1/31/31(5)	436	435
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.716%, 5/9/31(5)	271	273
UKG, Inc. Tranche B (3 month Term SOFR + 2.500%) 6.338%, 2/10/31(5)	368	368
		1,563

Manufacturing—0.2%
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.216%, 11/3/31(5)	480	483
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.466%, 6/4/31(5)	464	465
MV Holding GmbH Tranche B (1 month Term SOFR + 2.000%) 5.721%, 3/17/32(5)	378	379
		1,327

Media / Telecom - Broadcasting—0.3%
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 6.716%, 3/24/32(5)	194	195
Nexstar Media, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.216%, 6/28/32(5)	768	771
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—continued
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.331%, 1/31/29(5)	$512	$510
		1,476

Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.235%, 12/15/31(5)	465	465
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.966%, 9/18/30(5)	394	380
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.352%, 8/2/29(5)	257	257
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.934%, 11/12/27(5)	562	532
		1,634

Media / Telecom - Diversified Media—0.1%
Formula One Management Ltd. Tranche B-1 (3 month Term SOFR + 1.750%) 5.422%, 9/30/31(5)	405	406
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.011%, 4/11/29(5)	— (4)	— (4)
UFC Holdings LLC Tranche B-5 (3 month Term SOFR + 2.000%) 5.868%, 11/21/31(5)	465	467
		873

Retail—0.0%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.966%, 6/11/31(5)	162	160
Service—0.4%
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.716%, 8/12/32(5)	510	511
Amentum Holdings LLC (1 month Term SOFR + 2.000%) 5.716%, 9/29/31(5)	399	399
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 5.840%, 4/20/29(5)	590	590
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.422%, 9/24/32(5)	180	180
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.172%, 11/24/28(5)	449	428
Prime Security Services Borrower LLC Tranche B-1 (6 month Term SOFR + 2.000%) 6.129%, 10/13/30(5)	337	337
		2,445

	Par Value	Value

Transportation - Automotive—0.2%
American Axle & Manufacturing, Inc. Tranche C 6.980%, 2/24/32(5)(9)	$285	$285
Belron Finance 2019 LLC 2031 (3 month Term SOFR + 2.250%) 6.120%, 10/16/31(5)	454	457
Clarios Global LP (1 month Term SOFR + 2.750%) 6.466%, 1/28/32(5)	404	405
		1,147

Utilities—0.4%
Astoria Energy LLC Tranche B (1-3 month Term SOFR + 2.750%) 6.422% - 6.466%, 6/23/32(5)	284	285
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 5.466%, 1/31/31(5)	640	640
Cornerstone Generation LLC Tranche B (3 month Term SOFR + 3.250%) 7.093%, 8/11/32(5)	165	166
Hunterstown Generation LLC (3 month Term SOFR + 3.000%) 7.001%, 11/6/31(5)	522	523
Talen Energy Supply LLC 2025, Tranche B (3 month Term SOFR + 2.000%) 5.672%, 11/25/32(5)	165	165
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.873%, 1/27/31(5)	526	527
		2,306

Total Leveraged Loans (Identified Cost $24,462)		24,244

	Shares
Affiliated Exchange-Traded Fund—0.9%
Financials—0.9%
Virtus Newfleet Securitized Income ETF(10)(11)	209,046	5,070
Total Affiliated Exchange-Traded Fund (Identified Cost $5,112)		5,070

Total Long-Term Investments—95.3% (Identified Cost $559,025)		558,000

Short-Term Investment—2.8%
Money Market Mutual Fund—2.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(11)	16,260,319	16,260
Total Short-Term Investment (Identified Cost $16,260)		16,260

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(11)(12)	2,825,374	$2,825
Total Securities Lending Collateral (Identified Cost $2,825)		2,825

TOTAL INVESTMENTS—98.6% (Identified Cost $578,110)		$577,085
Other assets and liabilities, net—1.4%		8,315
NET ASSETS—100.0%		$585,400

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $217,426 or 37.1% of net assets.

(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	All or a portion of security is on loan.
(4)	Amount is less than $500 (not in thousands).
(5)
Variable rate security. Rate disclosed is as of December 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(6)	No contractual maturity date.
(7)	Security in default; interest payments are being received.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	This loan will settle after December 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Affiliated investment.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	89%
United Kingdom	2
Ireland	1
Canada	1
France	1
Japan	1
Australia	1
Other	4
Total	100%
† % of total investments as of December 31, 2025.
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$83,474	$—	$83,474	$—
Foreign Government Securities	17,293	—	17,293	—
Mortgage-Backed Securities	176,877	—	176,877	—
Asset-Backed Securities	53,563	—	53,563	—
Corporate Bonds and Notes	197,479	—	197,479	—
Leveraged Loans	24,244	—	24,242	2
Affiliated Exchange-Traded Fund	5,070	5,070	—	—
Money Market Mutual Fund	16,260	16,260	—	—
Securities Lending Collateral	2,825	2,825	—	—
Total Investments	$577,085	$24,155	$552,928	$2
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.